Fees Summary	Oct. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 212,430,543.00
Previously Paid Amount	13,810.00
Total Fee Amount	23,591.46
Total Offset Amount	0.00
Net Fee	$ 9,781.46
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A